SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Amount
Outstanding at the beginning of the year	62,000
Granted
Forfeited	(60,000)
Exercised	(2,000)
Outstanding at the end of the year		62,000
Exercisable options at the end of the year
Options vested and expected to vest at end of year
Weighted average exercise price
Outstanding at the beginning of the year	$ 9.93
Forfeited	10
Exercised	7.97
Outstanding at the end of the year		$ 9.93
Exercisable options at the end of the year
Options vested and expected to vest at end of year
Weighted average Remaining contractual term (years)
Outstanding		9 months 29 days